Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill.
Goodwill

13.          Goodwill

	December 31,	December 31,
(In thousands)	2020	2021
Beginning balance	20,382	22,607
Addition (note)	815	—
Foreign currency translation adjustment	1,410	529
Ending balance	22,607	23,136

Note:      The addition of goodwill in 2020 was related to the acquisition of Yunwang Wulian, please refer to note 3 for the acquisition.

No impairment loss was recognized for the years ended December 31, 2019, 2020 and 2021.